ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-EFFICIENT BALANCED FUND
Unaudited		May 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Amounts in $000s)

COMMON STOCKS 48.6%
CONSUMER DISCRETIONARY 6.5%
Automobiles 0.2%
Harley-Davidson	1,600	98
		98
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	1,000	48
		48
Hotels, Restaurants & Leisure 1.5%
Carnival	500	25
Choice Hotels International	1,500	61
International Game Technology	2,000	80
Las Vegas Sands (1)	2,000	156
Marriott, Class A	4,500	207
Starbucks (1)	1,900	55
		584
Household Durables 0.1%
Lennar, Class A	1,000	46
		46
Internet & Catalog Retail 0.1%
Amazon.com (1)	500	35
		35
Media 2.6%
CBS, Class B	1,799	60
Disney	2,200	78
McGraw-Hill	4,000	281
Omnicom	2,100	221
Time Warner	3,300	70
Viacom, Class B (1)	1,570	71
WPP Group, ADR	3,200	236
		1,017
Multiline Retail 0.2%
Family Dollar Stores	2,000	67
		67
Specialty Retail 1.4%
Bed Bath & Beyond (1)	2,100	85
Home Depot	5,700	222
Tiffany	2,800	147
Williams-Sonoma	2,900	98
		552
Textiles, Apparel & Luxury Goods 0.3%
Nike, Class B	2,200	125
		125
Total Consumer Discretionary		2,572
CONSUMER STAPLES 5.0%
Beverages 1.5%
Anheuser-Busch	1,400	75
Coca-Cola	3,500	185
PepsiCo	4,700	321
		581
Food & Staples Retailing 1.2%
CVS Caremark	3,000	116
Sysco	2,000	66
Wal-Mart	3,500	167
Walgreen	3,200	144
		493
Food Products 0.5%
General Mills	1,400	86
Hershey Foods	500	26
Wrigley	1,375	81
		193
Household Products 1.5%
Colgate-Palmolive	2,200	147
Kimberly-Clark	800	57
Procter & Gamble	6,250	397
		601
Personal Products 0.3%
Avon	2,600	100
		100
Total Consumer Staples		1,968
ENERGY 1.1%
Energy Equipment & Services 1.1%
Baker Hughes	1,000	82
Schlumberger	4,400	343
Total Energy		425
FINANCIALS 9.3%
Capital Markets 5.0%
Bank of New York	2,500	102
Blackrock	500	77
Charles Schwab	9,726	219
Eaton Vance	3,500	154
Franklin Resources	2,800	380
Goldman Sachs	1,000	231
Lazard	1,100	59
Mellon Financial	2,200	95
Northern Trust	4,000	260
State Street	4,400	300
UBS	1,500	98
		1,975
Commercial Banks 0.4%
Wells Fargo	4,000	144
		144
Consumer Finance 0.4%
American Express	2,300	150
		150
Diversified Financial Services 2.7%
CBOT Holdings, Class A (1)	500	98
Chicago Mercantile Exchange Holdings	600	319
Citigroup	4,600	251
IntercontinentalExchange (1)	400	58
Moody's	4,200	292
Nymex Holdings	425	54
		1,072
Insurance 0.8%
Ambac Financial Group	1,000	89
American International Group	2,225	161
Marsh & McLennan	2,400	79
		329
Total Financials		3,670
HEALTH CARE 7.6%
Biotechnology 1.0%
Amgen (1)	2,800	158
Celgene (1)	1,500	92
Gilead Sciences (1)	2,000	165
		415
Health Care Equipment & Supplies 1.4%
Baxter International	1,500	85
Medtronic	4,700	250
Stryker	1,700	115
Zimmer Holdings (1)	1,000	88
		538
Health Care Providers & Services 1.4%
Medco (1)	500	39
UnitedHealth Group	2,500	137
WellPoint (1)	4,500	366
		542
Pharmaceuticals 3.8%
Abbott Laboratories	2,300	130
Allergan	500	62
AstraZeneca, ADR	1,100	59
Eli Lilly	1,500	88
GlaxoSmithKline, ADR	1,683	88
Johnson & Johnson	6,100	386
Merck	4,500	236
Novartis, ADR	1,500	84
Pfizer	7,475	205
Wyeth	2,600	150
		1,488

Total Health Care		2,983

INDUSTRIALS & BUSINESS SERVICES 3.5%
Aerospace & Defense 0.9%
Boeing	2,100	211
Rockwell Collins	2,000	142
		353
Air Freight & Logistics 0.3%
Expeditors International of Washington	2,800	122
		122
Commercial Services & Supplies 0.5%
Ritchie Bros Auctioneers	1,500	89
Robert Half International	3,000	105
		194
Construction & Engineering 0.1%
Fluor	500	52
		52
Industrial Conglomerates 1.5%
3M	600	53
GE	14,600	548
		601
Machinery 0.2%
Illinois Tool Works	1,400	74
		74
Total Industrials & Business Services		1,396
INFORMATION TECHNOLOGY 14.6%
Communications Equipment 1.3%
Cisco Systems (1)	15,000	404
Nokia, ADR	4,000	109
		513
Computers & Peripherals 0.6%
Dell (1)	4,000	108
EMC (1)	7,900	133
		241
Internet Software & Services 1.6%
eBay (1)	10,000	326
IAC/InterActiveCorp (1)	500	17
Monster Worldwide (1)	3,500	165
Yahoo! (1)	4,000	115
		623
IT Services 1.7%
Automatic Data Processing	4,300	214
Cognizant Technology Solutions (1)	1,000	79
Infosys Technologies Sp, ADR	2,000	99
Iron Mountain (1)	2,550	70
Paychex	3,650	147
Western Union	2,600	58
		667
Semiconductor & Semiconductor Equipment 6.3%
Altera	18,100	413
Analog Devices	4,000	145
Broadcom, Class A (1)	3,000	92
Intel	13,600	301
Linear Technology	10,400	373
Maxim Integrated Products	9,200	283
Microchip Technology	6,800	276
Texas Instruments	8,400	297
Xilinx	10,800	308
		2,488
Software 3.1%
Adobe Systems (1)	3,500	154
Autodesk (1)	800	36
Electronic Arts (1)	500	25
Intuit (1)	3,000	92
Microsoft	14,900	457
NAVTEQ (1)	1,500	64
Oracle (1)	12,700	246
Red Hat (1)	2,000	49
SAP, ADR	2,500	119
		1,242
Total Information Technology		5,774
MATERIALS 0.8%
Chemicals 0.8%
Ecolab	1,600	69
Monsanto	4,000	246
Total Materials		315
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
American Tower Systems, Class A (1)	1,500	65
Total Telecommunication Services		65
Total Common Stocks (Cost $10,296)		19,168
MUNICIPAL SECURITIES 51.1%
ALABAMA 0.5%
Courtland IDB, PCR, Int'l. Paper, 5.00%, 6/1/25	200,000	203
Total Alabama		203
ARIZONA 1.3%
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10) (2)	500,000	528
Total Arizona		528
CALIFORNIA 6.1%
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.50%, 6/1/33 (Prerefunded 6/1/13) (2)	250,000	271
Univ. of California Regents, 5.00%, 5/15/36 (3)	500,000	520
Univ. of California Regents, 5.00%, 5/15/24 (4)	150,000	157
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	200,000	204
California Public Works Board, 5.00%, 11/1/22	250,000	261
California Statewide CDA, Front Porch Communities
5.125%, 4/1/37 (5)	100,000	101
California Infrastructure & Economic Dev. Bank, Bay Area Toll
Bridges, 5.25%, 7/1/21 (Prerefunded 7/1/13) (2)	250,000	269
California, GO, 5.25%, 11/1/26	250,000	265
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	100,000	106
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24 (4)	250,000	270
Total California		2,424
CONNECTICUT 1.7%
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (5)	200,000	204
Mashantucket Western Pequot Tribe, 5.50%, 9/1/28	200,000	205
Mohegan Tribe Indians, 6.25%, 1/1/31	250,000	265
Total Connecticut		674
DELAWARE 0.1%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	50,000	51
Total Delaware		51
DISTRICT OF COLUMBIA 4.6%
District of Columbia, Ballpark, GO, 5.00%, 2/1/35 (6)	100,000	104
District of Columbia, GO, 6.00%, 6/1/15 (7)	1,000,000	1,132
District of Columbia, GO, 6.00%, 6/1/17 (7)	500,000	576
Total District of Columbia		1,812
FLORIDA 0.9%
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/25	100,000	102
South Miami HFA, Baptist Health, 5.00%, 8/15/27	250,000	257
Total Florida		359
GEORGIA 1.5%
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	250,000	259
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (7)	50,000	57
Clarke County Hosp. Auth., Athens Regional, GO
5.00%, 1/1/32 (7)	125,000	131
Fulton County Water & Sewer Auth., 5.25%, 1/1/35 (6)	125,000	132
Total Georgia		579
ILLINOIS 1.0%
Illinois Fin. Auth., Northwestern Memorial Hosp.
5.50%, 8/15/43	250,000	269
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	100,000	106
Total Illinois		375
INDIANA 0.6%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	250,000	254
Total Indiana		254
MAINE 0.7%
Maine Turnpike Auth., 5.25%, 7/1/30 (4)	250,000	266
Total Maine		266
MARYLAND 2.5%
Frederick County, Urbana Community Dev. Auth.
5.95%, 7/1/30	100,000	102
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20	250,000	272
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/28 (Prerefunded 4/1/13) (2)	100,000	111
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	25,000	26
Gaithersburg, Asbury Obligations Group, 5.125%, 1/1/26	125,000	128
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
5.00%, 12/1/16	100,000	102
Maryland HHEFA, Frederick Memorial Hosp., 5.125%, 7/1/35	55,000	56
Maryland HHEFA, Western Maryland, 4.75%, 7/1/36 (7)	100,000	101
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	100,000	106
Total Maryland		1,004
MASSACHUSETTS 3.6%
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., 6.00%, 8/1/18	1,000,000	1,173
Massachusetts Water Resources Auth., 5.00%, 8/1/29 (7)	250,000	260
Total Massachusetts		1,433
MISSOURI 0.7%
Missouri Electric Utility Commission, Plum Point
5.00%, 1/1/27 (7)	250,000	262
Total Missouri		262
MONTANA 0.5%
Montana Facility Finance Authority, Sisters of Charity of
Leavenworth, VRDN, 3.88%, 12/1/25	200,000	200
Total Montana		200
NEW JERSEY 1.4%
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/31 (7)	250,000	266
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	100,000	102
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.55%, 11/1/09 (4)	170,000	175
Total New Jersey		543
NEW MEXICO 0.8%
Jicarilla Apache Nation, 5.50%, 9/1/23	100,000	107
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	100,000	105
New Mexico Mortgage Fin. Auth., 6.00%, 3/1/27	85,000	87
Total New Mexico		299
NEW YORK 5.3%
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	250,000	278
Metropolitan Transportation Auth., 5.00%, 11/15/30	250,000	260
New York City, GO, 5.00%, 4/1/20	250,000	262
New York City Housing Dev. Corp., Multi-Family
4.75%, 11/1/35	105,000	105
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	100,000	105
New York City, GO, 5.00%, 8/1/21	125,000	131
Seneca Nation Indians Improvement Auth., 5.00%, 12/1/23 (5)	100,000	101
New York City, GO, 5.25%, 5/15/22	250,000	265
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (2)	45,000	48
New York City Transitional Fin. Auth., 5.75%, 11/15/20
(Prerefunded 5/15/10) (2)	455,000	484
New York City Transitional Fin. Auth., 5.875%, 11/1/16
(Prerefunded 5/1/10) (2)	30,000	32
Total New York		2,071
NORTH CAROLINA 1.3%
Charlotte-Mecklenberg Hosp. Auth., 5.00%, 1/15/45	250,000	254
Forsyth County Dev. Auth., GO, 5.00%, 7/1/25	250,000	266
Total North Carolina		520
OHIO 0.7%
Cuyahoga County Hosp., Cleveland Clinic Health System
6.00%, 1/1/32	250,000	273
Total Ohio		273
OKLAHOMA 0.3%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	100,000	112
Total Oklahoma		112
OREGON 1.3%
Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10) (2)(6)	500,000	529
Total Oregon		529
PENNSYLVANIA 1.2%
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	250,000	265
Montgomery County HHEFA, Foulkeways at Gwynedd
6.75%, 11/15/24 (Prerefunded 11/15/09) (2)	200,000	215
Total Pennsylvania		480
PUERTO RICO 1.6%
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (7)	250,000	279
Puerto Rico, GO, 5.25%, 7/1/32	100,000	105
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	250,000	261
Total Puerto Rico		645
TEXAS 3.0%
Harris County Health Fac. Dev. Corporation, Memorial Hermann
Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (2)	250,000	274
Houston Water & Sewer, 5.75%, 12/1/16
(Prerefunded 12/1/12) (2)(3)	250,000	272
Houston Water & Sewer, 5.375%, 12/1/27
(Prerefunded 12/1/07) (2)(6)	250,000	255
Houston Water & Sewer, 5.25%, 5/15/25 (7)	250,000	267
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	100,000	107
Total Texas		1,175
VIRGINIA 5.2%
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	250,000	256
Henrico County Economic Dev. Auth., Henrico Jail
6.125%, 11/1/19	250,000	267
Virginia HDA, Multi-Family, 5.60%, 11/1/18	500,000	513
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	250,000	253
Portsmouth, GO, 5.00%, 4/1/27 (7)	150,000	157
Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09	75,000	76
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/18
(Prerefunded 7/1/11) (2)	500,000	534
Total Virginia		2,056
WASHINGTON 2.7%
Port of Seattle, 5.50%, 2/1/26 (Prerefunded 8/1/10) (2)(7)	1,000,000	1,049
Total Washington		1,049

Total Municipal Securities (Cost $19,127)		20,176
Total Investments in Securities
99.7% of Net Assets (Cost $29,423)		$39,344

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Insured by AMBAC Assurance Corp.
(4)	Insured by Financial Security Assurance Inc.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $406 and represents 1.0% of net assets.
(6)	Insured by Financial Guaranty Insurance Company
(7)	Insured by MBIA Insurance Corp.
ADR	American Depository Receipts
CDA	Community Development Administration
CMO	Collateralized Mortgage Obligation
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Bond
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Balanced Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Balanced fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide attractive long-term total returns on an after-tax basis with a balanced portfolio of stocks and municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $29,407,000. Net unrealized gain aggregated $9,937,000 at period-end, of which $9,951,000 related to appreciated investments and $14,000 related to depreciated investments.

T. ROWE PRICE TAX-EFFICIENT GROWTH FUND
Unaudited		May 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 13.2%
Automobiles 0.4%
Harley-Davidson (1)	4,500	275
		275
Diversified Consumer Services 0.2%
Apollo Group, Class A (2)	3,250	156
		156
Hotels, Restaurants & Leisure 3.5%
Carnival	4,500	227
Choice Hotels International (1)	5,200	210
International Game Technology	7,000	281
Las Vegas Sands (1)(2)	6,000	468
Marriott, Class A	18,600	856
Starbucks (2)	6,100	176
Wynn Resorts (1)	1,000	97
		2,315
Household Durables 0.2%
Lennar, Class A	2,500	114
		114
Internet & Catalog Retail 0.3%
Amazon.com (1)(2)	3,000	208
		208
Media 5.1%
CBS, Class B	5,750	191
Disney	6,000	213
McGraw-Hill	14,000	984
Omnicom	7,900	832
Time Warner	7,000	150
Viacom, Class B (2)	3,500	157
WPP Group, ADR (1)	12,100	893
		3,420
Multiline Retail 0.3%
Family Dollar Stores	6,000	202
		202
Specialty Retail 2.3%
Bed Bath & Beyond (2)	6,400	260
Home Depot	13,500	525
Tiffany	9,200	484
Williams-Sonoma (1)	8,600	291
		1,560
Textiles, Apparel & Luxury Goods 0.9%
Nike, Class B	10,400	590
		590

Total Consumer Discretionary		8,840
CONSUMER STAPLES 9.8%
Beverages 3.0%
Anheuser-Busch	4,100	219
Coca-Cola	14,200	752
PepsiCo	15,200	1,039
		2,010
Food & Staples Retailing 2.3%
CVS Caremark	7,500	289
Sysco	9,700	321
Wal-Mart	12,100	576
Walgreen	7,300	329
		1,515
Food Products 1.2%
General Mills	3,800	233
Hershey Foods	3,500	184
Wrigley (1)	6,125	359
		776
Household Products 3.0%
Colgate-Palmolive	7,700	516
Kimberly-Clark	3,100	220
Procter & Gamble	20,412	1,297
		2,033
Personal Products 0.3%
Avon	5,100	196
		196
Total Consumer Staples		6,530
ENERGY 2.7%
Energy Equipment & Services 2.7%
Baker Hughes	7,000	577
Schlumberger	16,000	1,246
Total Energy		1,823
FINANCIALS 19.5%
Capital Markets 11.0%
Bank of New York	8,800	357
Blackrock (1)	2,400	368
Charles Schwab	29,300	658
Eaton Vance	12,000	527
Franklin Resources	8,100	1,099
Goldman Sachs	6,000	1,385
Lazard	4,000	216
Mellon Financial	8,000	347
Northern Trust	13,400	872
State Street	12,700	867
UBS	10,000	652
		7,348
Commercial Banks 0.6%
Wells Fargo	12,000	433
		433
Consumer Finance 0.8%
American Express	8,100	526
		526
Diversified Financial Services 5.6%
CBOT Holdings, Class A (1)(2)	2,000	393
Chicago Mercantile Exchange Holdings	2,300	1,221
Citigroup	12,700	692
IntercontinentalExchange (2)	1,500	218
Moody's	13,600	947
Nymex Holdings (1)	2,000	255
		3,726
Insurance 1.5%
Ambac Financial Group	3,000	269
American International Group	9,000	651
Marsh & McLennan	2,000	66
		986
Total Financials		13,019
HEALTH CARE 16.5%
Biotechnology 2.8%
Amgen (2)	9,000	507
Celgene (1)(2)	6,000	368
Gilead Sciences (2)	12,000	993
		1,868
Health Care Equipment & Supplies 2.5%
Baxter International	5,200	295
Medtronic	13,600	723
Stryker	6,100	411
Zimmer Holdings (2)	3,000	264
		1,693
Health Care Providers & Services 2.7%
Medco (2)	3,000	233
UnitedHealth Group	6,000	329
WellPoint (2)	15,600	1,270
		1,832
Pharmaceuticals 8.5%
Abbott Laboratories	7,700	434
Allergan	1,700	212
AstraZeneca, ADR	3,400	181
Eli Lilly	8,000	469
GlaxoSmithKline, ADR	5,600	292
Johnson & Johnson	19,100	1,208
Merck	21,000	1,101
Novartis, ADR	8,500	478
Pfizer	28,063	771
Wyeth	9,000	521
		5,667

Total Health Care		11,060
INDUSTRIALS & BUSINESS SERVICES 8.2%
Aerospace & Defense 2.3%
Boeing	8,300	835
Rockwell Collins	10,000	707
		1,542
Air Freight & Logistics 0.5%
Expeditors International of Washington	7,200	314
		314
Commercial Services & Supplies 1.4%
Corporate Executive Board	3,000	200
Ritchie Bros. Auctioneers	6,500	383
Robert Half International	10,200	358
		941
Construction & Engineering 0.3%
Fluor	2,000	208
		208
Industrial Conglomerates 3.3%
3M	2,800	246
GE	51,500	1,936
		2,182
Machinery 0.4%
Illinois Tool Works (1)	5,000	264
		264
Total Industrials & Business Services		5,451
INFORMATION TECHNOLOGY 28.1%
Communications Equipment 2.7%
Cisco Systems (2)	50,800	1,367
Nokia, ADR	16,500	452
		1,819
Computers & Peripherals 1.5%
Dell (2)	20,000	538
EMC (2)	26,000	439
		977
Internet Software & Services 3.3%
eBay (2)	31,000	1,009
IAC/InterActiveCorp (1)(2)	5,750	199
Monster Worldwide (2)	11,100	524
Yahoo! (2)	17,000	488
		2,220
IT Services 4.0%
Automatic Data Processing	17,000	845
Broadridge Financial (2)	4,250	86
Cognizant Technology Solutions (2)	3,500	275
Infosys Technologies, ADR (1)	6,000	295
Iron Mountain (1)(2)	9,750	268
Paychex	17,750	717
Western Union	8,100	182
		2,668
Semiconductor & Semiconductor Equipment 10.6%
Altera (1)	52,500	1,197
Analog Devices	14,700	532
Broadcom, Class A (2)	6,000	183
Intel	26,100	579
Linear Technology (1)	31,700	1,138
Marvell Technology Group (2)	3,200	50
Maxim Integrated Products	24,900	766
Microchip Technology	27,500	1,116
Texas Instruments	16,000	566
Xilinx (1)	33,100	943
		7,070
Software 6.0%
Adobe Systems (2)	11,500	507
Autodesk (2)	6,200	282
Electronic Arts (2)	4,000	195
Intuit (2)	9,200	281
Microsoft	34,500	1,058
NAVTEQ (1)(2)	5,100	218
Oracle (2)	45,800	888
Red Hat (1)(2)	9,000	221
SAP, ADR	8,100	387
		4,037
Total Information Technology		18,791
MATERIALS 1.4%
Chemicals 1.4%
Ecolab	4,500	194
Monsanto	12,600	776
Total Materials		970
TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
American Tower Systems, Class A (2)	6,200	268
MetroPCS Communications (2)	1,200	43
Total Telecommunication Services		311

Total Common Stocks (Cost $43,873)		66,795
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	50,730	51
Total Short-Term Investments (Cost $51)		51
SECURITIES LENDING COLLATERAL 8.1%
Money Market Trust 8.1%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (3)	5,384,758	5,385
Total Securities Lending Collateral (Cost $5,385)		5,385
Total Investments in Securities
108.1% of Net Assets (Cost $49,309)		$72,231

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at May 31, 2007 -- total value of such securities at period-end amounts to 5,726. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Growth Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth on an after-tax basis.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2007, the value of loaned securities was $5,726,000; aggregate collateral consisted of $5,385,000 in the money market pooled trust and U.S. government securities valued at $420,000.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $49,309,000. Net unrealized gain aggregated $22,922,000 at period-end, of which $23,016,000 related to appreciated investments and $94,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended May 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at May 31, 2007, and February 28, 2007, was $51,000 and $1,000, respectively.

T. ROWE PRICE TAX-EFFICIENT MULTI-CAP GROWTH FUND
Unaudited		May 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.9%

CONSUMER DISCRETIONARY 18.9%
Automobiles 0.9%
Harley-Davidson (1)	2,000	122
Thor Industries (1)	3,000	131
Winnebago (1)	3,000	93
		346
Diversified Consumer Services 1.0%
Apollo Group, Class A (1)(2)	1,900	91
Devry (1)	1,500	51
H&R Block (1)	1,000	24
ITT Educational Services (2)	2,000	226
		392
Hotels, Restaurants & Leisure 6.4%
Boyd Gaming	2,000	100
Carnival (1)	1,500	76
Choice Hotels International (1)	5,000	202
Hilton	7,000	249
International Game Technology	7,300	293
Las Vegas Sands (2)	3,800	296
Marriott, Class A	8,400	387
Melco PBL Entertainment, ADR (1)(2)	500	7
Panera Bread, Class A (1)(2)	400	23
Royal Caribbean Cruises (1)	1,000	43
Shuffle Master (1)(2)	1,000	19
Starbucks (2)	4,600	133
Starwood Hotels & Resorts Worldwide	1,500	108
The Cheesecake Factory (1)(2)	1,649	47
Tim Hortons (1)	2,000	62
WMS Industries (1)(2)	1,000	42
Wynn Resorts (1)	3,500	338
Yum! Brands	2,500	169
		2,594
Household Durables 0.8%
Centex (1)	1,000	48
Harman International	1,000	119
Lennar, Class A (1)	2,900	132
Toll Brothers (1)(2)	500	15
		314
Internet & Catalog Retail 0.5%
Amazon.com (1)(2)	3,000	207
		207
Leisure Equipment & Products 0.2%
Mattel	3,500	98
		98
Media 4.1%
Clear Channel Outdoor, Class A (1)(2)	5,600	163
DreamWorks Animation, Class A (2)	1,000	30
Focus Media Holding, ADR (1)(2)	2,800	124
Harte-Hanks (1)	2,000	53
Lamar Advertising	3,900	255
McGraw-Hill (1)	4,600	323
Meredith (1)	2,000	124
National Cinemedia (1)(2)	800	23
Omnicom (1)	2,300	242
Scripps, Class A (1)	1,700	78
WPP Group, ADR (1)	3,200	236
		1,651
Multiline Retail 0.3%
Family Dollar Stores (1)	3,800	128
		128
Specialty Retail 3.6%
Bed Bath & Beyond (1)(2)	3,800	155
Dick's Sporting Goods (1)(2)	2,000	111
O'Reilly Automotive (1)(2)	1,000	38
PetSmart	2,500	86
Ross Stores (1)	3,900	128
Staples	8,250	207
Tiffany	6,600	347
TJX	5,800	162
TSC (1)(2)	1,000	53
Williams-Sonoma (1)	4,500	152
		1,439
Textiles, Apparel & Luxury Goods 1.1%
Coach (2)	4,400	226
Nike, Class B (1)	4,000	227
		453
Total Consumer Discretionary		7,622
CONSUMER STAPLES 3.8%
Beverages 0.2%
Brown-Forman, Class B (1)	1,000	68
		68
Food & Staples Retailing 2.0%
Costco Wholesale	1,000	56
CVS Caremark	16,984	655
Sysco	2,800	93
		804
Food Products 1.0%
Hershey Foods (1)	3,300	174
McCormick	2,000	75
Wrigley (1)	2,875	168
		417
Household Products 0.2%
Clorox	1,500	101
		101
Personal Products 0.4%
Avon	3,700	142
		142
Total Consumer Staples		1,532
ENERGY 4.1%
Energy Equipment & Services 3.0%
Baker Hughes (1)	4,000	330
BJ Services	5,000	147
Cameron International (2)	2,000	142
Core Laboratories (1)(2)	1,000	92
Grant Prideco (2)	400	23
Smith International (1)	5,000	277
TETRA Technologies (1)(2)	1,000	28
Weatherford International (1)(2)	3,000	163
		1,202
Oil, Gas & Consumable Fuels 1.1%
Bill Barrett (1)(2)	1,000	38
CONSOL Energy	500	24
Foundation Coal Holdings (1)	1,000	44
Mariner Energy (1)(2)	2,500	63
Murphy Oil	2,000	118
Ultra Petroleum (2)	300	18
Williams Companies (1)	4,500	143
		448
Total Energy		1,650
FINANCIALS 17.2%
Capital Markets 9.1%
Affiliated Managers Group (1)(2)	500	65
Blackrock (1)	1,300	200
Charles Schwab	13,600	306
E*TRADE Financial (1)(2)	6,000	144
Eaton Vance (1)	6,600	290
Federated Investors, Class B	2,500	97
Franklin Resources	4,600	624
Janus Capital Group (1)	4,000	111
Lazard	4,300	232
Legg Mason	1,350	136
Lehman Brothers (1)	1,516	111
Mellon Financial	5,800	251
Northern Trust (1)	6,000	390
Nuveen Investments (1)	3,900	214
SEI	1,300	80
State Street (1)	5,100	348
TD Ameritrade Holding (1)(2)	4,700	97
		3,696
Commercial Banks 1.2%
City National (1)	700	54
East West Bancorp (1)	2,000	81
First Horizon National (1)	1,500	61
SVB Financial Group (1)(2)	1,500	80
Synovus Financial	4,200	139
UCBH Holdings (1)	3,400	63
		478
Diversified Financial Services 4.3%
CBOT Holdings, Class A (1)(2)	1,700	334
Chicago Mercantile Exchange Holdings	600	319
Interactive Brokers, Class A (2)	800	20
IntercontinentalExchange (1)(2)	1,800	261
International Securities Exchange (1)	1,400	91
Moody's	7,000	488
Nymex Holdings (1)	1,700	216
		1,729
Insurance 2.6%
AFLAC	3,100	164
Ambac Financial Group (1)	1,600	143
Aon (1)	1,000	43
Arch Capital Group (2)	2,000	144
Brown & Brown (1)	2,000	52
Markel (2)	200	99
MBIA (1)	1,050	70
OneBeacon Insurance Group, Class A	2,800	70
Progressive Corporation (1)	4,000	92
RenaissanceRe Holdings (1)	1,500	88
Willis Group Holdings	2,300	107
		1,072

Total Financials		6,975
HEALTH CARE 19.1%
Biotechnology 3.8%
Amgen (2)	616	35
Amylin Pharmaceuticals (1)(2)	1,000	46
Biogen Idec (1)(2)	1,300	68
Celgene (1)(2)	6,000	367
Cephalon (1)(2)	1,800	149
Genzyme (2)	1,300	84
Gilead Sciences (2)	8,000	662
Medarex (1)(2)	2,000	32
OSI Pharmaceuticals (1)(2)	1,000	38
Vertex Pharmaceuticals (1)(2)	2,000	60
		1,541
Health Care Equipment & Supplies 6.2%
American Medical Systems (1)(2)	4,500	84
ArthroCare (1)(2)	1,500	66
Becton, Dickinson	1,500	114
C R Bard	2,400	203
Dade Behring Holdings (1)	1,000	54
Dentsply International	3,800	137
Edwards Lifesciences (1)(2)	1,000	50
Gen-Probe (2)	1,000	54
Hologic (1)(2)	1,000	54
Intuitive Surgical (1)(2)	1,000	138
Invitrogen (1)(2)	1,200	87
Kyphon (1)(2)	3,000	143
ResMed (1)(2)	2,800	126
Respironics (2)	2,500	110
St. Jude Medical (2)	5,600	239
Stryker (1)	5,400	364
Varian Medical Systems (2)	4,800	194
Zimmer Holdings (2)	3,300	291
		2,508
Health Care Providers & Services 6.4%
CIGNA	500	84
Coventry Health Care (1)(2)	4,125	246
DaVita (2)	2,200	122
Express Scripts (2)	2,500	255
Health Net (1)(2)	3,000	171
Healthways (1)(2)	2,000	93
Henry Schein (1)(2)	5,000	268
Humana (2)	2,000	124
Laboratory Corporation of America (2)	1,400	110
Lincare Holdings (2)	2,900	116
Manor Care (1)	1,000	68
Medco (2)	2,500	194
Patterson Companies (1)(2)	2,100	79
Quest Diagnostics (1)	1,700	83
UnitedHealth Group	1,640	90
WellPoint (2)	6,000	489
		2,592
Life Sciences Tools & Services 1.9%
Charles River Laboratories International (1)(2)	1,000	53
Illumina (1)(2)	1,000	33
Millipore (1)(2)	1,400	105
Qiagen NV (1)(2)	5,500	96
Techne (2)	3,400	203
Ventana Medical Systems (1)(2)	3,000	154
Waters Corporation (2)	1,900	114
		758
Pharmaceuticals 0.8%
Allergan (1)	2,268	282
Sepracor (2)	1,000	49
		331

Total Health Care		7,730
INDUSTRIALS & BUSINESS SERVICES 12.0%
Aerospace & Defense 1.6%
Alliant Techsystems (1)(2)	500	51
Empresa Brasiliera, ADR	3,500	170
Precision Castparts	1,500	179
Rockwell Collins	3,600	254
		654
Air Freight & Logistics 1.5%
C H Robinson Worldwide (1)	4,800	260
Expeditors International of Washington	5,000	218
UTi Worldwide (1)	3,900	109
		587
Airlines 0.3%
SkyWest (1)	4,000	110
Southwest Airlines (1)	1,000	14
		124
Commercial Services & Supplies 4.0%
American Reprographics (1)(2)	4,200	129
Avery Dennison (1)	900	59
ChoicePoint (1)(2)	2,100	92
Cintas	700	27
Corporate Executive Board (1)	1,500	100
Dun & Bradstreet	1,500	150
Equifax (1)	2,500	105
HNI Corporation	1,500	66
Manpower	1,800	165
Republic Services	2,750	83
Ritchie Bros Auctioneers	4,200	248
Robert Half International	5,000	176
Stericycle (1)(2)	2,500	228
		1,628
Construction & Engineering 0.5%
Fluor (1)	1,500	156
Quanta Services (1)(2)	2,000	60
		216
Electrical Equipment 0.7%
AMETEK (1)	3,450	130
Genlyte Group (1)(2)	1,000	87
II-VI (1)(2)	2,500	70
		287
Industrial Conglomerates 0.6%
McDermott International (2)	1,500	117
Roper Industries (1)	2,000	117
		234
Machinery 1.8%
Danaher (1)	2,200	162
Donaldson (1)	1,600	58
Graco (1)	2,000	80
IDEX	2,925	110
ITT	1,800	121
Joy Global (1)	1,500	85
Pall	2,000	90
		706
Road & Rail 0.5%
Landstar Systems	4,000	195
		195
Trading Companies & Distributors 0.5%
Fastenal (1)	2,000	87
W. W. Grainger	1,500	132
		219
Total Industrials & Business Services		4,850
INFORMATION TECHNOLOGY 19.9%
Communications Equipment 0.5%
Corning (2)	3,000	75
F5 Networks (2)	1,500	122
Juniper Networks (1)(2)	500	12
		209
Computers & Peripherals 0.7%
EMC (1)(2)	11,000	186
Network Appliance (1)(2)	3,200	103
		289
Electronic Equipment & Instruments 0.9%
CDW (1)	1,500	128
Dolby Laboratories, Class A (2)	3,700	125
FLIR Systems (1)(2)	1,000	41
Jabil Circuit (1)	2,500	57
National Instruments	950	30
		381
Internet Software & Services 3.4%
Baidu.com, ADR (1)(2)	2,000	281
eBay (2)	6,800	222
IAC/InterActiveCorp (1)(2)	2,750	95
Monster Worldwide (1)(2)	4,500	213
Sina (1)(2)	2,000	80
VeriSign (1)(2)	4,500	134
Vistaprint (2)	2,500	100
Yahoo! (2)	9,000	258
		1,383
IT Services 3.3%
Checkfree (1)(2)	1,000	39
Cognizant Technology Solutions (2)	4,000	314
Fidelity National Information (1)	1,600	86
Fiserv (2)	1,700	101
Global Payments (1)	1,000	40
Iron Mountain (1)(2)	7,099	195
Moneygram International	5,300	155
Paychex	5,900	238
Perot Systems, Class A (2)	2,000	34
Satyam Computer Services, ADR (1)	5,000	127
		1,329
Office Electronics 0.1%
Zebra Technologies (2)	500	20
		20
Semiconductor & Semiconductor Equipment 5.0%
Altera (1)	12,800	292
Analog Devices	3,500	127
Broadcom, Class A (1)(2)	6,000	183
Integrated Device Technology (2)	1,500	23
Linear Technology	5,800	208
Marvell Technology Group (1)(2)	6,200	97
Maxim Integrated Products	3,300	101
MEMC Electronic Materials (2)	2,000	122
Microchip Technology (1)	8,500	345
National Semiconductor	6,500	175
Silicon Laboratories (1)(2)	2,500	87
Xilinx (1)	8,500	242
		2,002
Software 6.0%
Activision (1)(2)	5,333	106
Adobe Systems (1)(2)	4,500	198
Autodesk (1)(2)	4,600	209
Cadence Design Systems (1)(2)	3,600	82
Check Point Software Technologies (2)	2,700	63
Citrix Systems (1)(2)	1,000	34
Cognos (1)(2)	3,000	120
Electronic Arts (1)(2)	1,900	93
FactSet Research Systems	2,300	147
Intuit (2)	8,400	256
Jack Henry & Associates (1)	2,500	66
McAfee (2)	5,500	202
NAVTEQ (1)(2)	3,000	128
Red Hat (1)(2)	8,500	209
Salesforce.com (1)(2)	2,500	118
Symantec (1)(2)	11,000	220
Synopsys (2)	700	19
THQ (1)(2)	4,500	153
		2,423

Total Information Technology		8,036
MATERIALS 1.9%
Chemicals 1.5%
Ecolab (1)	4,400	190
Monsanto	4,000	246
Sigma Aldrich (1)	1,900	82
Valspar	2,900	84
		602
Containers & Packaging 0.1%
Sealed Air	1,000	32
		32
Metals & Mining 0.3%
Carpenter Technology (1)	1,000	133
		133
Total Materials		767
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 0.2%
Neustar, Class A (1)(2)	2,700	78
		78
Wireless Telecommunication Services 2.5%
American Tower Systems, Class A (1)(2)	7,100	307
Crown Castle International (1)(2)	5,000	184
Leap Wireless Intl. (2)	2,000	171
Metropcs Communications (2)	800	29
NII Holdings, Class B (2)	1,000	81
Rogers Communications, Class B	1,000	41
SBA Communications (1)(2)	6,000	193
		1,006
Total Telecommunication Services		1,084
UTILITIES 0.3%
Independent Power Producers & Energy Traders 0.3%
AES (2)	5,000	119
Total Utilities		119
Total Common Stocks (Cost $22,655)		40,365
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	90,074	90
Total Short-Term Investments (Cost $90)		90
SECURITIES LENDING COLLATERAL 22.6%
Money Market Trust 22.6%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust Units, 5.251% (3)	9,108,180	9,108
Total Securities Lending Collateral (Cost $9,108)		9,108
Total Investments in Securities
122.7% of Net Assets (Cost $31,853)		$49,563

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at May 31, 2007 -- total value of such securities at period-end amounts to 9,033. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2007, the value of loaned securities was $9,033,000; aggregate collateral consisted of $9,108,000 in the money market pooled trust and U.S. government securities valued at $67,000.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $31,853,000. Net unrealized gain aggregated $17,710,000 at period-end, of which $17,753,000 related to appreciated investments and $43,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended May 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at May 31, 2007, and February 28, 2007, was $90,000 and $1,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2007